COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	May 31, 2026	Feb. 28, 2026
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

Maturity of Lease Liabilities	Operating Leases
May 31, 2027	$239,243
May 31, 2028	222,427
May 31, 2029	207,558
May 31, 2030	207,558
May 31, 2031	190,261
Total lease payments	1,067,047
Less: Interest	(184,676)
Present value of lease liabilities	$882,371

Maturity of Lease Liabilities	Operating Leases
February 28, 2027	$243,690
February 28, 2028	227,383
February 29, 2029	207,558
February 28, 2030	207,558
February 28, 2031	207,558
February 28, 2032 and after	34,593
Total lease payments	1,128,340
Less: Interest	(207,956)
Present value of lease liabilities	$920,384